Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business combinations

32.    Business combinations

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

Acquisition of MG:

a)      The Group acquired control of MG on May 25, 2023 through the acquisition of a 100% shares in MG, which provides e-commerce and digital advertising services including consultation and online social marketing. The total consideration transferred for the acquisition of MG by the Group is as follows:

May 25, 2023
Purchase consideration
Equity instruments (10,035,783 ordinary shares of the Company)	$70,629,011

b)      The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date:

May 25, 2023
Cash and cash equivalents	$1,903,424
Accounts receivables and notes receivables	2,633,089
Other receivables	130,238
Inventories	130,150
Prepayments	373,905
Property, plant and equipment, net	525,791
Right-of-use assets	6,371,979
Intangible assets	30,960,827
Non-current financial assets at fair value through profit or loss	40,654
Non-current financial assets at fair value through other comprehensive income	118,400
Deferred tax assets	403,458
Other non-current assets	729,435
Short-term borrowings	(3,239,093)
Contract liabilities	(367,500)
Accounts payable	(915,805)
Income tax payable	(10,207)
Other payables	(697,286)
Other current liabilities	(742,761)
Bonds payable	(469,476)
Long-term borrowings	(210,333)
Lease liabilities	(6,098,825)
Deferred tax liabilities	(10,500,374)
Provision	(667,522)
Other non-current liabilities	(842,610)
Fair value of identifiable net assets	$19,559,558

c)      The fair value of the Company’s 10,035,783 shares was derived from the Discounted Cash Flow method supplemented with three conventional approaches used to estimate its fair value: (i) Income approach; (ii) Cost approach; and (iii) Market approach. The main assumptions are the probability of occurrence of earnings before interest and tax, depreciation and amortization under various scenarios to estimate the price to be paid, and the discounted present value estimated by the risk-adjusted discount rate.

d)      The fair value of acquired trade receivables is 2,633,089. The gross contractual amount for trade receivables due is 2,637,301, with a loss allowance of 4,212 recognized on acquisition.

e)      The goodwill recognized by the Group as a result of the acquisition is as follows:

May 25, 2023
Transfer considerations	$70,629,011
Less: Fair value of identifiable net assets	(19,559,558)
Goodwill	$51,069,453

The goodwill is attributable to the workforce and potential synergy of the acquired business. It will not be deductible for tax purposes.

f)The operating revenue included in the consolidated statement of comprehensive income from May 25, 2023 contributed by MG was $15,130,557. MG also contributed loss before income tax of 94,864 over the same period. Had MG been consolidated from January 1, 2023, the consolidated statement of comprehensive income would show operating revenue of $45,206,882 and loss before income tax of ($3,400,794).

Acquisition of Green Quest:

a)      On August 23, 2024, the Company entered into the Share Purchase Agreement with Green Quest, a Cayman Islands company, which owns 100% of the issued and outstanding shares of Dragon Marketing. Dragon Marketing specializes in search engine optimization and social media marketing in Taiwan. The Company will acquire 100% of the issued and outstanding shares of Green Quest. The closing date was set on September 1, 2024.

Pursuant to the Share Purchase Agreement, the total number of the Company’s shares to be issued for the acquisition is calculated based on the sum of a) the purchase price and b) an earn-out consideration based on future performance (the “Total Consideration”).

The Company shall pay the purchase price to the shareholders by issuance a number of the Company’s shares equal to the sum of i), ii), and iii) listed below (the “Purchase Price”) divided by US$11.21, to be rounded down to the nearest whole number:

i)       Fixed consideration:    NT$ 95,000,000 (US$2,975,258).

ii)      Closing cash consideration:    Green Quest Holding Inc and Dragon Marketing’s net cash available as of the closing, which shall exclude any cash resulting from unearned revenues, accounts payable and bank loans, and for the avoidance of doubt shall be a negative number if the amount of such net cash is less than zero.

iii)    Accounts receivable consideration:    The monetary value of Dragon Marketing’s accounts receivable collected within 90 calendar days of the closing, converted using a foreign exchange rate equal to the reference exchange rate.

In addition to the Purchase Price, the earn-out consideration is based on future performance set as follows:

i)       If Dragon Marketing achieves any revenue in year 2024, the Company shall pay to the shareholders the US dollar equivalent of NT$110,000,000 multiplied by the earn-out ratio, converted using a foreign exchange rate equal to the reference exchange rate. the Company shall pay the earn-out consideration to the shareholders by issuance to the shareholders a number of the Company’s shares equal to the product of the earn-out consideration divided by US$11.21, to be rounded down to the nearest whole number (the “Earn-Out Shares”).

ii)      The earn-out ratio means a fraction, the numerator of which is the revenue achieved by Dragon Marketing in the year 2024 and the denominator of which is NT$18,500,000 (US$579,392).

Pursuant to the Share Purchase Agreement, the Total Consideration used as the basis to calculate the total number of the Company’s shares to be issued shall not exceed the US dollar equivalent of NT$200,000,000, and the amount of shares is allocated to Purchase Price first, with the remaining allocated as the Earn-Out Shares.

The total consideration transferred for the acquisition of Dragon Marketing by the Group is as follows:

September 1, 2024
Purchase consideration
Equity instruments (558,677 ordinary shares of the Company)	$4,625,055

At the closing date, the fair value of the Company’s 558,677 shares was derived from the Discounted Cash Flow method. The main assumption is the discounted present value estimated by the risk-adjusted discount rate.

The total value of the equity consideration amounted to US$4,625,066 (558,677 shares) is allocated between the Purchase Price amounted to US$3,184,536 (383,040 shares) recognized in capital surplus (see Note 20) and the Earn-Out Shares amounted to US$1,440,519 (175,637 shares) recognized in financial liabilities measured at fair value through profit or loss.

As of the date of issuance of these financial statements, the total consideration had not been issued due to the Company had elected, based on the payment term of the Share Purchase Agreement, to postpone the issuance of the total consideration shares to within 180 calendars days after the end of year 2024.

a)      The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date:

September 1, 2024
Cash and cash equivalents	$1,552,346
Contract Assets	61,278
Accounts receivables	78,816
Other receivables	643,607
Prepayments	303,398
Investment Properties	2,437,957
Intangibles assets	474,852
Contract liabilities	(45,762)
Other payables	(98,791)
Other current liabilities	(2,355,122)
Long-term borrowings	(269,437)
Deferred tax liabilities	(101,812)
Other non-current liabilities	(125)
Fair value of identifiable net assets	$2,681,205

b)      The fair value of the Company’s 558,677 shares was derived from the Discounted Cash Flow method supplemented with three conventional approaches used to estimate its fair value: (i) Income approach; (ii) Cost approach; and (iii) Market approach. The main assumptions are the probability of occurrence of earnings before interest and tax, depreciation and amortization under various scenarios to estimate the price to be paid, and the discounted present value estimated by the risk-adjusted discount rate.

c)      The fair value of acquired trade receivables is 78,816.

d)      The goodwill recognized by the Group as a result of the acquisition is as follows:

September 1, 2024
Transfer considerations	$4,625,055
Less: Fair value of identifiable net assets	(2,681,205)
Goodwill	$1,943,850

The goodwill is attributable to the workforce and potential synergy of the acquired business. It will not be deductible for tax purposes.

The operating revenue included in the consolidated statement of comprehensive income from September 1, 2024 contributed by Dragon Marketing was $261,943. Dragon Marketing also contributed income before income tax of $197,090 over the same period. Had Dragon Marketing been consolidated from January 1, 2024, the consolidated statement of comprehensive income would show operating revenue of $48,636,474 and loss before income tax of ($77,946,255).